Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Abstract]
Goodwill and Intangible Assets
11.	GOODWILL AND INTANGIBLE ASSETS

For the year ended December 31, 2018:

In thousands of U.S. Dollars	Software Technology Acquired through Business Combinations	Customer Relationships	Brands	Brands (licensed)	Deferred Development Costs	Other Intangibles	Goodwill	Total
Cost
Balance – January 1, 2018	117,492	1,423,719	485,253	—	71,819	18,712	2,810,681	4,927,676
Additions	6,808	—	—	—	51,574	21,394	—	79,776
Additions through business combination	300,825	2,533,869	22,447	509,896	—	46,668	2,571,350	5,985,055
Disposals	(2,336)	—	—	—	—	(550)	(4,944)	(7,830)
Translation	(16,150)	(110,218)	(1,028)	(23,345)	(607)	(3,830)	(109,781)	(264,959)
Balance – December 31, 2018	406,639	3,847,370	506,672	486,551	122,786	82,394	5,267,306	10,719,718

Accumulated amortization and impairments
Balance – January 1, 2018	91,072	324,292	—	—	20,107	9,384	5,471	450,326
Amortization	53,159	172,241	—	14,346	14,656	11,769	—	266,171
Disposals	(2,171)	—	—	—	—	(550)	(4,944)	(7,665)
Impairment	—	—	—	—	4,178	396	799	5,373
Translation	(911)	(1,836)	—	(269)	(12)	(138)	—	(3,166)
Balance – December 31, 2018	141,149	494,697	—	14,077	38,929	20,861	1,326	711,039

Net carrying amount
At January 1, 2018	26,420	1,099,427	485,253	—	51,712	9,328	2,805,210	4,477,350
At December 31, 2018	265,490	3,352,673	506,672	472,474	83,857	61,533	5,265,980	10,008,679

For the year ended December 31, 2017:

In thousands of U.S. Dollars	Software Technology Acquired through Business Combinations	Customer Relationships	Brands	Deferred Development Costs	Other Intangibles	Goodwill	Total
Cost
Balance – January 1, 2017	116,079	1,423,719	485,253	48,808	15,673	2,810,681	4,900,213
Additions	—	—	—	23,212	1,893	—	25,105
Additions through business combination	1,413	—	—	—	—	—	1,413
Reclassification	—	—	—	(201)	—	—	(201)
Translation	—	—	—	—	1,146	—	1,146
Balance – December 31, 2017	117,492	1,423,719	485,253	71,819	18,712	2,810,681	4,927,676

Accumulated amortization and impairments
Balance – January 1, 2017	61,163	229,377	—	9,832	5,798	5,471	311,641
Amortization	29,909	94,915	—	10,275	3,162	—	138,261
Translation	—	—	—	—	424	—	424
Balance – December 31, 2017	91,072	324,292	—	20,107	9,384	5,471	450,326

Net carrying amount
At January 1, 2017	54,916	1,194,342	485,253	38,976	9,875	2,805,210	4,588,572
At December 31, 2017	26,420	1,099,427	485,253	51,712	9,328	2,805,210	4,477,350

Impairment Testing

During the year ended December 31, 2018 the Corporation recognized impairment losses (classified in general and administrative expenses) of $4.8 million for deferred development costs and other intangibles, related to discontinued development and other projects within the International and United Kingdom segments and $0.8 million for Goodwill in certain of the Corporation’s subsidiaries within the International segment (December 31, 2017 - $nil).

The Corporation performed an annual impairment test for its operations in connection with the preparation of its consolidated financial statements for the year ended December 31, 2018. Goodwill is monitored at the operating segment and this is consistent with the lowest level of CGU except as noted below.

	As at December 31, 2018		As at December 31, 2017
In thousands of U.S. Dollars	Goodwill	Brand (Indefinite)	Goodwill	Brand (Indefinite)
International	2,806,485	485,253	2,805,210	485,253
United Kingdom *	2,333,476	21,419	—	—
Australia	126,019	—	—	—
Total	5,265,980	506,672	2,805,210	485,253

* The United Kingdom segment includes a non-significant CGU which includes the indefinite lived brand as noted in the table above. The Corporation has not identified any impairment in relation to the indefinite lived brand.

The recoverable amount of each CGU tested for impairment is determined from value in use calculations which are categorized as Level 3 fair value measures and use discounted cash flow projections. The key assumptions for the value in use calculations are the future cash flow and growth projections (including estimates of future capital expenditures), discount rates, and perpetual growth rates. Management estimates discount rates using post-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGU, including economic risk assumptions and estimates of the likelihood of achieving forecasted cash flow results. The pre tax discount rate is then inferred by recalculation. The Corporation considers a range of reasonably possible amounts to use for key assumptions and applies amounts that represent management’s best estimate of future outcomes.

The Corporation prepares cash flow forecasts derived from the most recent financial budgets approved by management for the next five years.

•	For the International segment, the sixth year (2024) cash flow assumes a revenue growth rate of 7.8% before a steady growth rate of 3.0% is applied to the perpetual net cash flows.
•	For the UK segment, the sixth year (2024) cash flow assumes a revenue growth rate of 4.0% before a steady growth rate of 3.0% is applied to the perpetual net cash flows;
•

For the Australian segment, the year five cash flow is steadily reduced across 2024 to 2028 from a revenue growth rate of 7.9% in 2024 to a perpetual growth rate of 2.0% applied to net cash flows from 2028 onwards to take into account known changes in the segment’s customer base; and

The cash flows are discounted based on the discount rates as presented below. The estimated perpetual growth rates are based on independent country specific market reports for online gaming growth projections.

The following table shows key assumptions used in the value in use calculations:

	Assumptions used in value in use calculation
	International	United Kingdom	Australia
Discount Rate (pre-tax)	11.2%	9.3%	14.1%
Discount Rate (after-tax)	11.0%	8.2%	10.5%
Perpetual Growth Rate	3.0%	3.0%	2.0%
Revenue Growth Rate	6.6% - 11.5%	4.0% - 13.4%	3.9% - 11.5%
Adjusted EBITDA Margin as % of Revenue	38.9% - 43.0%	26.9% - 30.5%	16.5% - 19.4%
CAPEX as % of Revenue	4.5%	4.5%	4.4% - 5.4%

Based on the impairment test performed, the recoverable amount of the CGUs were in excess of their carrying amount and accordingly, there is no impairment of the carrying value of the goodwill (except as noted above in respect of in certain of the Corporation’s subsidiaries).

The Corporation believes that a reasonable change to the key assumptions applied to International would not cause its carrying value to exceed its recoverable amounts. With respect to the United Kingdom and Australia, the recoverable amount exceeds the carrying amount by $111 million and $152 million, respectively. The impairment assessment is highly sensitive to reasonably possible changes in a number of key assumptions in the value in use calculation. The following table shows the changes to key assumptions used in the impairment review that would be required for the carrying amount to equal the recoverable amount:

	Change required for carrying value to equal recoverable amount
	United Kingdom	Australia
	pps	pps
Discount Rate (pre-tax)	0.1	4.7
Discount Rate (after-tax)	0.1	3.3
Perpetual Growth Rate	(0.2)	(8.9)
Revenue Growth Rate across the five year forecast	(0.6)	(5.4)
Adjusted EBITDA Margin as % of Revenue across the five year forecast	(0.6)	(4.0)
CAPEX as % of Revenue	0.7	3.5

A combination of reasonably possible changes in assumptions as set out in the table above could result in impairment in either or both of the United Kingdom and Australia.